OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2021
Administrative Services Arrangement [Abstract]
Related party payables	$ 262,000		$ 0
Advances - Related Party [Abstract]
Aggregate principal amount	98,258,000		40,700,000
Convertible Promissory Note [Member]
Advances - Related Party [Abstract]
Aggregate principal amount			40,700,000	$ 38,200,000
Related Party [Member] | Consulting Services Agreement [Member] | Trishul, LLC [Member]
Administrative Services Arrangement [Abstract]
Related party payables	0	$ 10,000	0	20,000
Advances - Related Party [Abstract]
Payment to related party	30,000	40,000	131,700	50,000
Related Party [Member] | Consulting Services Agreement [Member] | Hudson Digital, LLC [Member]
Administrative Services Arrangement [Abstract]
Related party payables	600,000	0	0	0
Advances - Related Party [Abstract]
Payment to related party	60,000	$ 60,000	240,000	240,000
Retention bonus					$ 600,000
Related Party [Member] | Consulting Services Agreement [Member] | Convertible Promissory Note [Member] | Hudson Digital, LLC [Member]
Advances - Related Party [Abstract]
Aggregate principal amount					$ 4,000,000
Digital World Acquisition Corp [Member] | Administrative Services Arrangement [Member]
Administrative Services Arrangement [Abstract]
Expenses per month	15,000
Digital World Acquisition Corp [Member] | Related Party [Member] | Administrative Services Arrangement [Member]
Administrative Services Arrangement [Abstract]
Related party payables	221,000
Digital World Acquisition Corp [Member] | Sponsor [Member]
Administrative Services Arrangement [Abstract]
Related party payables	$ 41,000
Advances - Related Party [Abstract]
Payments to vendor			470,800	470,800
Proceeds from related party			$ 41,000	$ 41,000